Accumulated Other Comprehensive Income / (losses) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
AOCI Attributable to Parent, Net of Tax
Balance	¥ (4,566,518)
Other comprehensive loss, net Net-of-tax amount	(1,518,079)	¥ 1,585,705	¥ (2,601,355)
Balance	(2,119,412)	(4,566,518)
Foreign currency translation adjustment [Member]
AOCI Attributable to Parent, Net of Tax
Balance	(6,255,637)	(4,572,858)
Foreign currency translation adjustment	3,965,185	(1,682,779)
Balance	(2,290,452)	(6,255,637)	(4,572,858)
Unrealized gain on available-for-sale investments [Member]
AOCI Attributable to Parent, Net of Tax
Before tax amount, Balance	2,252,159	137,885
Income Tax (expense) or benefit, Balance	(563,040)	(34,471)
Other comprehensive loss, net Before tax amount	(2,024,106)	2,114,274
Other comprehensive loss, net Income Tax (expense) or benefit	506,027	(528,569)
Other comprehensive loss, net Net-of-tax amount	(1,518,079)	1,585,705
Before tax amount	228,053	2,252,159	137,885
Income Tax (expense) or benefit, Balance	(57,013)	(563,040)	(34,471)
AOCI Attributable to Parent [Member]
AOCI Attributable to Parent, Net of Tax
Balance	1,689,119	103,414
Other comprehensive loss, net Net-of-tax amount	(1,518,079)	1,585,705
Balance	¥ 171,040	¥ 1,689,119	¥ 103,414